Summary of Significant Accounting Policies (Details) - Schedule of revenue recorded on a gross vs net basis - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Revenue Recorded on AGross Vs Net Basis [Abstract]
Revenue recorded on a gross basis	$ 699,257	$ 1,554,834	$ 2,479,181	$ 4,362,581	$ 5,413,776	$ 8,984,967
Revenue recorded on a net basis	102,527	67,637	372,475	116,834	223,620	202,056
Total	$ 801,784	$ 1,622,471	$ 2,851,656	$ 4,479,415	$ 5,637,396	$ 9,187,023